CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Subscriptions	$ 125,898	$ 88,629	$ 62,722
Professional services	22,697	17,355	13,238
Total revenue	148,595	105,984	75,960
Cost of revenue
Subscriptions	16,367	12,278	8,283
Professional services	17,792	13,290	10,425
Total cost of revenue	34,159	25,568	18,708
Gross profit	114,436	80,416	57,252
Operating expenses
Sales and marketing	86,892	67,580	49,169
Research and development	26,835	19,251	15,075
General and administrative	29,446	19,577	14,453
Total operating expenses	143,173	106,408	78,697
Loss from operations	(28,737)	(25,992)	(21,445)
Finance income	701	2,603	21
Finance expense	(2,848)	(791)	(589)
Loss before income tax expense	(30,884)	(24,180)	(22,013)
Income tax (expense) benefit	(324)	(63)	7
Net loss for the year	$ (31,208)	$ (24,243)	$ (22,006)
Net loss per share attributable to ordinary shareholders:
Basic and diluted net loss per share	$ (1.08)	$ (1.68)	$ (5.79)
Weighted-average shares outstanding used to compete net loss per share attributable to ordinary shareholders:	28,966	14,464	3,803